Property and Equipment Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment Net

Note 3 – Property and Equipment Net

Property and equipment are summarized as follows:

	June 30, 2021	June 30, 2020
Furniture and fixtures	36,960	10,000
Computer equipment and software	100,519	54,052
Total cost	137,479	64,052
Accumulated depreciation	36,889	18,744
Property and equipment net	$100,590	$45,308

Depreciation expense for the years ended June 30, 2021 and 2020 was $18,145 and $39,805, respectively.